Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	10,629,603	10,368,352	6,862,499
Common stock, shares outstanding	10,629,603	10,368,352	6,862,499